Borrowings - Schedule of Trust Preferred Securities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Gateway Capital Statutory Trust I
Debt Instrument [Line Items]
Carrying Amount	$ 5,292
Par Amount	$ 8,248
Gateway Capital Statutory Trust I | LIBOR
Debt Instrument [Line Items]
Interest Rate	3.10%
Gateway Capital Statutory Trust II
Debt Instrument [Line Items]
Carrying Amount	$ 4,325
Par Amount	$ 7,217
Gateway Capital Statutory Trust II | LIBOR
Debt Instrument [Line Items]
Interest Rate	2.65%
Gateway Capital Statutory Trust III
Debt Instrument [Line Items]
Carrying Amount	$ 7,551
Par Amount	$ 15,464
Gateway Capital Statutory Trust III | LIBOR
Debt Instrument [Line Items]
Interest Rate	1.50%
Gateway Capital Statutory Trust IV
Debt Instrument [Line Items]
Carrying Amount	$ 12,521
Par Amount	$ 25,774
Gateway Capital Statutory Trust IV | LIBOR
Debt Instrument [Line Items]
Interest Rate	1.55%